Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]

Note 21. Subsequent Events

Sale Leaseback

The Company executed a sale leaseback of three separate locations on January 16, 2024. The Company recognized a net gain of $4,535 in January 2024 related to the sales.

These leases will be recognized as operating leases and will be accounted for in 2024.

Revolving Credit Line

Due to not meeting the Return on Average Assets covenant set forth in our revolving line of credit agreement with First Horizon, the Company was in violation of the agreement as of December 31, 2023. The Company obtained a waiver of the debt covenant in January 2024, however, First Horizon did not waive its rights regarding any future covenant breaches. As part of the waiver agreement, in January 2024, the Company deposited $1,800 with First Horizon, and the line of credit was reduced to $18,000.

Other Subsequent Events

The Company has evaluated, for consideration of recognition or disclosure, subsequent events that have occurred through the date of issuance of its financial statements, and has determined that no other significant events occurred after December 31, 2023 but prior to the issuance of these financial statements that would have a material impact on its Consolidated Financial Statements.